TRADE AND OTHER RECEIVABLES - Trade receivables denominated in major currencies (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables - net	$ 1,027	$ 971
US Dollar
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables - net	465	429
Sterling
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables - net	37	34
Euro
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables - net	215	201
Other Currencies
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables - net	$ 310	$ 307